UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-8573

Name of Fund: MuniHoldings California Insured Fund, Inc.

Fund Address: P.O. Box 9011 Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MuniHoldings California Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/06

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments

MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of September 30, 2005                  (in Thousands)

                               Face
                             Amount  Municipal Bonds                                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
California - 155.8%  $        1,000  ABAG Finance Authority for Nonprofit Corporations, California, COP (Children's
                                     Hospital Medical Center), 6% due 12/01/2029 (a)                                   $      1,107
                     --------------------------------------------------------------------------------------------------------------
                              3,345  ABC California Unified School District, GO, Series A, 5.625%
                                     due 8/01/2020 (f)(j)                                                                     3,536
                     --------------------------------------------------------------------------------------------------------------
                              4,000  Acalanes, California, Unified High School District, GO, 5.80%
                                     due 8/01/2007 (f)(i)                                                                     4,244
                     --------------------------------------------------------------------------------------------------------------
                                     Alameda County, California, COP (b):
                             11,960      (Financing Project), 6% due 9/01/2006 (i)                                           12,523
                              2,490      RIB, Series 410, 8.996% due 9/01/2021 (g)                                            2,724
                     --------------------------------------------------------------------------------------------------------------
                              4,535  Bakersfield, California, COP, Refunding (Convention Center Expansion Project),
                                     5.875% due 4/01/2022 (b)                                                                 4,754
                     --------------------------------------------------------------------------------------------------------------
                              3,885  Berkeley, California, GO, Series C, 5.375% due 9/01/2029 (c)                             4,097
                     --------------------------------------------------------------------------------------------------------------
                                     Berkeley, California, Unified School District, GO, Series I (f)(i):
                              2,000      5.75% due 8/01/2008                                                                  2,169
                              4,520      5.875% due 8/01/2008                                                                 4,918
                     --------------------------------------------------------------------------------------------------------------
                              7,120  Burbank, California, Unified School District, Capital Appreciation, GO
                                     (Election of 1997), Series C, 4.84%** due 7/01/2027 (c)                                  2,504
                     --------------------------------------------------------------------------------------------------------------
                              2,925  Cajon Valley, California, Union School District, GO, Series B, 5.50%
                                     due 8/01/2027 (b)                                                                        3,214
                     --------------------------------------------------------------------------------------------------------------
                              2,180  California Community College Financing Authority, Lease Revenue Bonds
                                     (Grossmont-Palomar-Shasta), Series A, 5.625% due 4/01/2026 (b)                           2,399
                     --------------------------------------------------------------------------------------------------------------
                                     California Educational Facilities Authority, Revenue Refunding Bonds
                                     (Occidental College) (b)(i):
                              5,815      5.625% due 10/01/2007                                                                6,231
                              5,000      5.70% due 10/01/2007                                                                 5,365
                     --------------------------------------------------------------------------------------------------------------
                                     California HFA, Home Mortgage Revenue Bonds, VRDN, AMT (h):
                              3,400      Series B, 2.76% due 8/01/2033 (f)                                                    3,400
                                100      Series R, 2.71% due 8/01/2032 (a)                                                      100
                     --------------------------------------------------------------------------------------------------------------
                                     California HFA, S/F Mortgage Revenue Bonds, Class II, AMT (b):
                                315      Series A-1, 6% due 8/01/2020                                                           326
                              1,160      Series C-2, 5.625% due 8/01/2020 (d)                                                 1,198
                     --------------------------------------------------------------------------------------------------------------
                              9,250  California Health Facilities Financing Authority, Revenue Bonds
                                     (Kaiser Permanente), Series A, 5.50% due 6/01/2022 (f)(j)                                9,881
                     --------------------------------------------------------------------------------------------------------------
                                     California Health Facilities Financing Authority Revenue Refunding Bonds:
                              2,500      (Catholic Healthcare West), Series A, 6% due 7/01/2025 (b)                           2,677
                              4,500      (Children's Hospital), 5.375% due 7/01/2020 (b)                                      4,653
                              3,950      (De Las Companas), Series A, 5.75% due 7/01/2015 (a)                                 4,038
                     --------------------------------------------------------------------------------------------------------------
                              1,900  California Infrastructure and Economic Development Bank Revenue Bonds
                                     (Los Angeles County Department of Public Social Services), 5.75%
                                     due 9/01/2023 (a)                                                                        2,135
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations To simplify the listings of MuniHoldings California Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT      Alternative Minimum Tax (subject to)
COP      Certificates of Participation
DRIVERS  Derivative Inverse Tax-Exempt Receipts
GO       General Obligation Bonds
HFA      Housing Finance Agency
M/F      Multi-Family
RIB      Residual Interest Bonds
S/F      Single-Family
VRDN     Variable Rate Demand Notes

MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of September 30, 2005                  (in Thousands)

                               Face
                             Amount  Municipal Bonds                                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $        6,000  California State Department of Water Resources, Power Supply Revenue Bonds,
                                     Series A, 5.75% due 5/01/2017                                                     $      6,667
                     --------------------------------------------------------------------------------------------------------------
                              6,400  California State Department of Water Resources Revenue Bonds (Central Valley
                                     Project), 5.25% due 7/01/2022                                                            6,439
                     --------------------------------------------------------------------------------------------------------------
                              2,000  California State, GO, 5.50% due 6/01/2025 (c)                                            2,156
                     --------------------------------------------------------------------------------------------------------------
                                     California State, GO, Refunding:
                              6,000      5.25% due 2/01/2026 (b)                                                              6,378
                              1,075      5.75% due 12/01/2029                                                                 1,175
                              7,000      RIB, AMT, Series 777X, 7.70% due 12/01/2021 (b)(g)                                   7,261
                              4,130      Veterans, AMT, Series B, 5.45% due 12/01/2017 (b)                                    4,205
                     --------------------------------------------------------------------------------------------------------------
                             20,000  California State Public Works Board, Lease Revenue Bonds (Various University
                                     of California Projects), Series C, 5.125% due 9/01/2022 (a)                             21,022
                     --------------------------------------------------------------------------------------------------------------
                                     California State Public Works Board, Lease Revenue Refunding Bonds:
                              5,025      (California State University), Series A, 5.50% due 10/01/2014 (b)                    5,248
                              8,750      (Department of Corrections), Series B, 5.625% due 11/01/2019 (b)                     9,166
                              2,625      (Various Community College Project), Series B, 5.625% due 3/01/2019 (a)              2,706
                     --------------------------------------------------------------------------------------------------------------
                             13,500  California State University, Systemwide Revenue Bonds, Series A, 5%
                                     due 11/01/2035 (c)                                                                      14,017
                     --------------------------------------------------------------------------------------------------------------
                              7,050  California State, Various Purpose, GO, 5.50% due 11/01/2033                              7,714
                     --------------------------------------------------------------------------------------------------------------
                              9,500  California Statewide Communities Development Authority, COP, Refunding
                                     (Huntington Memorial Hospital), 5.80%due 7/01/2006 (e)(i)                                9,896
                     --------------------------------------------------------------------------------------------------------------
                              5,000  California Statewide Communities Development Authority, COP (Sutter Health
                                     Obligation Group), 6% due 8/15/2025 (b)                                                  5,157
                     --------------------------------------------------------------------------------------------------------------
                              4,915  California Statewide Communities Development Authority, Health Facility
                                     Revenue Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                    5,439
                     --------------------------------------------------------------------------------------------------------------
                              1,090  California Statewide Communities Development Authority Revenue Bonds (Los
                                     Angeles Orthopedic Hospital Foundation), 5.50% due 6/01/2019 (a)                         1,141
                     --------------------------------------------------------------------------------------------------------------
                                     Capistrano, California, Unified Public Financing Authority, Special Tax
                                     Revenue Refunding Bonds, First Lien, Series A (a):
                             16,770      5.70% due 9/01/2016                                                                 17,511
                             10,640      5.70% due 9/01/2020                                                                 11,102
                     --------------------------------------------------------------------------------------------------------------
                              8,705  Castaic Lake, California, Water Agency Revenue Bonds, COP (Water System
                                     Improvement Project), 5.50% due 8/01/2023 (a)                                            9,420
                     --------------------------------------------------------------------------------------------------------------
                              2,500  Colton, California, Joint Unified School District, GO, Series A, 5.375%
                                     due 8/01/2026 (c)                                                                        2,747
                     --------------------------------------------------------------------------------------------------------------
                              7,800  Contra Costa, California, Community College District, GO (Election of 2002),
                                     5% due 8/01/2028 (b)                                                                     8,174
                     --------------------------------------------------------------------------------------------------------------
                                     Contra Costa County, California, COP, Refunding:
                              4,570      (Capital Projects Program), 5.25% due 2/01/2021 (a)                                  4,767
                              6,000      DRIVERS, Series 154, 7.697% due 11/01/2017 (b)(g)                                    6,743
                              2,000      (Merrithew Memorial Hospital Project), 5.50% due 11/01/2022 (b)                      2,126
                     --------------------------------------------------------------------------------------------------------------
                              8,500  Corona, California, COP (Clearwater Cogeneration Project), 5%
                                     due 9/01/2028 (b)                                                                        8,809
                     --------------------------------------------------------------------------------------------------------------
                              2,395  Covina-Valley, California, Unified School District, GO, Refunding,
                                     Series A, 5.50% due 8/01/2026 (f)                                                        2,658
                     --------------------------------------------------------------------------------------------------------------
                              3,750  Culver City, California, Redevelopment Finance Authority, Revenue Refunding
                                     Bonds, Tax Allocation, Series A, 5.60% due 11/01/2025 (f)                                4,107
                     --------------------------------------------------------------------------------------------------------------
                              1,870  Davis, California, Joint Unified School District, Community Facilities
                                     District, Special Tax Refunding Bonds, Number 1, 5.50% due 8/15/2021 (b)                 1,927
                     --------------------------------------------------------------------------------------------------------------

MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of September 30, 2005                  (in Thousands)

                               Face
                             Amount  Municipal Bonds                                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $        7,500  Desert Sands, California, Unified School District, GO (Election of 2001),
                                     5% due 6/01/2029 (f)                                                              $      7,843
                     --------------------------------------------------------------------------------------------------------------
                                     East Side Union High School District, California, Santa Clara County, Capital
                                     Appreciation, GO (Election of 2002), Series E (k):
                              5,205      5.03%** due 8/01/2024                                                                2,020
                              5,550      5.05%** due 8/01/2025                                                                2,032
                             11,000      5.125%** due 8/01/2028                                                               3,369
                     --------------------------------------------------------------------------------------------------------------
                                     East Side Union High School District, California, Santa Clara County, GO,
                                     Series E (c)(j):
                              6,205      5% due 9/01/2022                                                                     6,366
                              5,655      5% due 9/01/2023                                                                     5,802
                     --------------------------------------------------------------------------------------------------------------
                              7,000  El Dorado County, California, Public Agency Financing Authority, Revenue
                                     Refunding Bonds, 5.50% due 2/15/2021 (c)                                                 7,210
                     --------------------------------------------------------------------------------------------------------------
                                     Escondido, California, COP, Refunding:
                              1,000      Series A, 5.75% due 9/01/2024 (c)                                                    1,105
                              5,000      (Wastewater Project), 5.70% due 9/01/2006 (a)(i)                                     5,228
                     --------------------------------------------------------------------------------------------------------------
                              5,000  Fontana, California, Redevelopment Agency, Tax Allocation Refunding Bonds
                                     (Southwest Industrial Park Project), 5% due 9/01/2022 (b)                                5,239
                     --------------------------------------------------------------------------------------------------------------
                              5,000  Foothill-De Anza, California, Community College District, GO, Refunding,
                                     5% due 8/01/2030 (c)                                                                     5,187
                     --------------------------------------------------------------------------------------------------------------
                              4,455  Fresno, California, Airport Revenue Bonds, AMT, Series B, 5.50%
                                     due 7/01/2020 (f)                                                                        4,788
                     --------------------------------------------------------------------------------------------------------------
                              4,040  Garden Grove, California, COP (Financing Project), Series A, 5.50%
                                     due 3/01/2026 (a)                                                                        4,447
                     --------------------------------------------------------------------------------------------------------------
                              5,200  Glendale, California, Unified School District, GO, Series B, 5.125%
                                     due 9/01/2023 (f)                                                                        5,479
                     --------------------------------------------------------------------------------------------------------------
                              4,565  Hemet, California, Unified School District, GO, Series A, 5.375%
                                     due 8/01/2026 (b)                                                                        4,957
                     --------------------------------------------------------------------------------------------------------------
                              9,205  Industry, California, Urban Development Agency, Tax Allocation Refunding Bonds
                                     (Civic-Recreational-Industrial Redevelopment Project Number 1), 5.50%
                                     due 5/01/2020 (b)                                                                        9,666
                     --------------------------------------------------------------------------------------------------------------
                              1,700  Inglewood, California, Unified School District, GO, Series A, 5.60%
                                     due 10/01/2024 (c)                                                                       1,855
                     --------------------------------------------------------------------------------------------------------------
                              2,300  Irvine, California, Unified School District, Special Tax
                                     (Community Facilities District Number 86-1), 5.375% due 11/01/2020 (a)                   2,472
                     --------------------------------------------------------------------------------------------------------------
                              4,665  Irvine, California, Unified School District, Special Tax Refunding Bonds
                                     (Community Facilities District Number 86-1), 5.80% due 11/01/2020 (a)                    4,998
                     --------------------------------------------------------------------------------------------------------------
                                     La Quinta, California, Financing Authority, Local Agency Revenue Bonds,
                                     Series A (a):
                              2,500      5.25% due 9/01/2024                                                                  2,701
                              7,165      5.125% due 9/01/2034                                                                 7,555
                     --------------------------------------------------------------------------------------------------------------
                              4,000  Long Beach, California, Bond Finance Authority, Lease Revenue Bonds
                                     (Rainbow Harbor Refinancing Project), Series A, 5.25% due 5/01/2024 (a)                  4,261
                     --------------------------------------------------------------------------------------------------------------
                             10,650  Los Altos, California, School District GO, Series A, 5% due 8/01/2023 (f)               10,903
                     --------------------------------------------------------------------------------------------------------------
                             10,000  Los Angeles, California, Community Redevelopment Agency, Community
                                     Redevelopment Financing Authority Revenue Bonds (Bunker Hill Project),
                                     Series A, 5% due 12/01/2027 (f)                                                         10,440
                     --------------------------------------------------------------------------------------------------------------
                              2,000  Los Angeles, California, Harbor Department Revenue Bonds, AMT,
                                     Series B, 5.375% due 11/01/2023                                                          2,056
                     --------------------------------------------------------------------------------------------------------------
                                350  Los Angeles, California, M/F Housing Revenue Refunding Bonds, Senior Series G,
                                     5.65% due 1/01/2014 (f)                                                                    351
                     --------------------------------------------------------------------------------------------------------------
                             10,000  Los Angeles, California, Unified School District, GO, Series E, 5%
                                     due 7/01/2030 (a)                                                                       10,503
                     --------------------------------------------------------------------------------------------------------------
                              7,450  Los Angeles, California, Wastewater System, Revenue Refunding Bonds, Series A,
                                     5% due 6/01/2032 (f)                                                                     7,754
                     --------------------------------------------------------------------------------------------------------------

MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of September 30, 2005                  (in Thousands)

                               Face
                             Amount  Municipal Bonds                                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                     Los Angeles County, California, Metropolitan Transportation Authority,
                                     Sales Tax Revenue Refunding Bonds:
                     $        9,000      Proposition A, First Tier Senior-Series A, 5% due 7/01/2035 (a)               $      9,439
                              3,750      Proposition C, Second Tier Senior-Series A, 5.25% due 7/01/2030 (c)                  3,998
                     --------------------------------------------------------------------------------------------------------------
                              2,735  Los Gatos, California, Unified School District, GO (Election 2001), Series B,
                                     5% due 8/01/2030 (f)                                                                     2,850
                     --------------------------------------------------------------------------------------------------------------
                              1,890  Los Rios, California, Community College District, GO (Election of 2002),
                                     Series B, 5% due 8/01/2027 (b)                                                           1,981
                     --------------------------------------------------------------------------------------------------------------
                              5,000  Menlo Park, California, Community Development Agency, Tax Allocation
                                     (Las Pulgas Community Development Project), 5.50% due 6/01/2025 (a)                      5,469
                     --------------------------------------------------------------------------------------------------------------
                              9,000  Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                                     Series B-1, 5% due 10/01/2033 (c)                                                        9,373
                     --------------------------------------------------------------------------------------------------------------
                              5,000  Modesto, California, Schools Infrastructure Financing Agency, Special Tax
                                     Bonds, 5% due 9/01/2029 (a)                                                              5,219
                     --------------------------------------------------------------------------------------------------------------
                              3,500  Mojave, California, Water Agency, GO, Refunding (Improvement District -
                                     Morongo Basin), 5.80% due 9/01/2022 (c)                                                  3,655
                     --------------------------------------------------------------------------------------------------------------
                              2,000  Montebello, California, Community Redevelopment Agency, Housing Tax Allocation
                                     Bonds, Series A, 5.45% due 9/01/2019 (f)                                                 2,124
                     --------------------------------------------------------------------------------------------------------------
                              4,150  Moorpark, California, Redevelopment Agency, Tax Allocation Bonds (Moorpark
                                     Redevelopment Project), 5.125% due 10/01/2031 (a)                                        4,359
                     --------------------------------------------------------------------------------------------------------------
                              2,315  Morgan Hill, California, Unified School District, GO, 5.75% due 8/01/2019 (c)            2,575
                     --------------------------------------------------------------------------------------------------------------
                             16,000  Norco, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Norco
                                     Redevelopment Project-Area Number 1), 5.75% due 3/01/2026 (b)                           16,480
                     --------------------------------------------------------------------------------------------------------------
                              2,140  North City West, California, School Facilities Financing Authority, Special
                                     Tax Refunding Bonds, Series B, 6% due 9/01/2019 (f)                                      2,239
                     --------------------------------------------------------------------------------------------------------------
                              3,275  Northern California Power Agency, Public Power Revenue Refunding Bonds
                                     (Hydroelectric Project Number One), Series A, 5.125% due 7/01/2023 (b)                   3,436
                     --------------------------------------------------------------------------------------------------------------
                             10,350  Norwalk-La Mirada Unified School District, California, Capital Appreciation,
                                     GO, Series B, 5%** due 8/01/2024 (c)                                                     4,228
                     --------------------------------------------------------------------------------------------------------------
                              9,995  Oakland, California, Alameda County Unified School District, GO, Refunding,
                                     Series C, 5.50% due 8/01/2019 (c)                                                       10,115
                     --------------------------------------------------------------------------------------------------------------
                                     Oakland, California, Alameda County Unified School District, GO, Series F (b):
                              3,705      5.625% due 8/01/2020                                                                 4,049
                              5,245      5.625% due 8/01/2021                                                                 5,733
                              6,000      5.50% due 8/01/2024                                                                  6,525
                     --------------------------------------------------------------------------------------------------------------
                              2,500  Oakland, California, GO, Measure 1, 5.85% due 12/15/2006 (c)(i)                          2,637
                     --------------------------------------------------------------------------------------------------------------
                              7,105  Oakland, California, Joint Powers Financing Authority, Lease Revenue Bonds
                                     (Oakland Administration Buildings), 5.75% due 8/01/2006 (a)(i)                           7,416
                     --------------------------------------------------------------------------------------------------------------
                             10,000  Oxnard, California, Financing Authority, Wastewater Revenue Bonds(Redwood
                                     Trunk Sewer and Headworks Projects), Series A, 5.25% due 6/01/2034 (c)                  10,718
                     --------------------------------------------------------------------------------------------------------------
                                     Pajaro Valley, California, Unified School District, Capital Appreciation, GO
                                     (Election of 2002), Series B (f):
                              5,610      5.03%** due 8/01/2024                                                                2,304
                              6,440      5.16%** due 8/01/2028                                                                2,113
                     --------------------------------------------------------------------------------------------------------------
                              6,475  Palm Desert, California, Financing Authority, Tax Allocation Revenue Bonds
                                     (Project Area Number 2), 5% due 8/01/2033 (b)                                            6,745
                     --------------------------------------------------------------------------------------------------------------
                              5,750  Palm Desert, California, Financing Authority, Tax Allocation Revenue Refunding
                                     Bonds (Project Area Number 1), 5.45% due 4/01/2018 (b)                                   6,051
                     --------------------------------------------------------------------------------------------------------------
                              1,000  Palm Springs, California, COP, Refunding
                                     (Multiple Capital Facilities Project), 5.75% due 4/01/2017 (a)                           1,058
                     --------------------------------------------------------------------------------------------------------------
                              1,600  Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds
                                     (Convention Center Project), Series A, 5.50% due 11/01/2035 (b)                          1,774
                     --------------------------------------------------------------------------------------------------------------

MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of September 30, 2005                  (in Thousands)

                               Face
                             Amount  Municipal Bonds                                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $       15,490  Peralta, California, Community College District, GO (Election of 2000),
                                     Series D, 5% due 8/01/2035 (f)                                                    $     16,250
                     --------------------------------------------------------------------------------------------------------------
                              5,115  Perris, California, Unified School District, Capital Appreciation, GO,
                                     Series A, 5.20%** due 9/01/2028 (c)                                                      1,671
                     --------------------------------------------------------------------------------------------------------------
                              4,000  Pittsburg, California, Public Financing Authority, Water Revenue Bonds,
                                     5.50% due 6/01/2027 (b)                                                                  4,217
                     --------------------------------------------------------------------------------------------------------------
                                     Pleasanton, California, Unified School District, GO (i):
                              2,700      Series D, 5.375% due 8/01/2007 (b)                                                   2,844
                              9,100      Series E, 5.50% due 8/01/2008 ( c)                                                   9,815
                     --------------------------------------------------------------------------------------------------------------
                              5,000  Port of Oakland, California, Port Revenue Refunding Bonds, Series I, 5.40%
                                     due 11/01/2017 (b)                                                                       5,323
                     --------------------------------------------------------------------------------------------------------------
                                     Port of Oakland, California, Revenue Bonds, AMT, Series K (c):
                              3,500      5.75% due 11/01/2014                                                                 3,783
                             17,120      5.75% due 11/01/2029                                                                18,408
                     --------------------------------------------------------------------------------------------------------------
                             25,355  Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375%
                                     due 11/01/2027 (c)                                                                      27,110
                     --------------------------------------------------------------------------------------------------------------
                              2,205  Richmond, California, Joint Powers Financing Authority, Tax Allocation Revenue
                                     Bonds, Series A, 5.50% due 9/01/2018 (b)                                                 2,418
                     --------------------------------------------------------------------------------------------------------------
                              3,000  Riverside, California, COP, 5% due 9/01/2028 (a)                                         3,113
                     --------------------------------------------------------------------------------------------------------------
                             10,825  Sacramento, California, Municipal Utility District, Electric Revenue Refunding
                                     Bonds, Series L, 5.125% due 7/01/2022 (b)                                               11,350
                     --------------------------------------------------------------------------------------------------------------
                              3,500  Sacramento, California, Power Authority Revenue Bonds (Cogeneration Project),
                                     5.875% due 7/01/2006 (b)(i)                                                              3,649
                     --------------------------------------------------------------------------------------------------------------
                              1,700  Sacramento County, California, Airport System Revenue Bonds, Series A, 5.25%
                                     due 7/01/2017 (f)                                                                        1,844
                     --------------------------------------------------------------------------------------------------------------
                              5,000  Sacramento County, California, Sanitation District Financing Authority,
                                     Revenue Bonds, Series A, 5% due 12/01/2035 (a)                                           5,232
                     --------------------------------------------------------------------------------------------------------------
                              4,000  Sacramento County, California, Sanitation District Financing Authority,
                                     Revenue Refunding Bonds, 5% due 8/01/2030 (b)                                            4,203
                     --------------------------------------------------------------------------------------------------------------
                              4,115  Saddleback Valley, California, Unified School District, GO, 5%
                                     due 8/01/2029 (f)                                                                        4,306
                     --------------------------------------------------------------------------------------------------------------
                              5,440  San Bernardino, California, Joint Powers Financing Authority, Lease Revenue
                                     Bonds (Department of Transportation Lease), Series A, 5.50% due 12/01/2020 (b)           5,571
                     --------------------------------------------------------------------------------------------------------------
                              1,480  San Bernardino County, California, COP, Refunding (Medical Center Financing
                                     Project), 5.50% due 8/01/2019 (b)                                                        1,498
                     --------------------------------------------------------------------------------------------------------------
                              5,055  San Diego, California, Public Facilities Financing Authority, Sewer Revenue
                                     Bonds, Series A, 5.25% due 5/15/2027 (c)                                                 5,244
                     --------------------------------------------------------------------------------------------------------------
                              6,480  San Diego, California, Unified School District, GO (Election of 1998),
                                     Series F, 5% due 7/01/2028 (f)                                                           6,788
                     --------------------------------------------------------------------------------------------------------------
                              6,795  San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue
                                     Bonds, 5.50% due 7/01/2009 (c)(i)                                                        7,444
                     --------------------------------------------------------------------------------------------------------------
                             13,100  San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue
                                     Refunding Bonds, Series A, 5% due 7/01/2030 (b)                                         13,759
                     --------------------------------------------------------------------------------------------------------------
                                     San Francisco, California, City and County Airport Commission, International
                                     Airport Revenue Bonds, AMT, Second Series:
                              5,830      Issue 10A, 5.50% due 5/01/2013 (b)                                                   6,019
                              5,750      Issue 12-A, 5.80% due 5/01/2021 (c)                                                  5,887
                              6,430      Issue 24A, 5.50% due 5/01/2024 (f)                                                   6,803
                     --------------------------------------------------------------------------------------------------------------
                              8,900  San Francisco, California, State Building Authority, Lease Revenue Bonds (San
                                     Francisco Civic Center Complex), Series A, 5.25% due 12/01/2021 (a)                      9,274
                     --------------------------------------------------------------------------------------------------------------
                                     San Jose-Evergreen, California, Community College District, Capital
                                     Appreciation, GO (Election of 2004), Refunding, Series A (b):
                             10,410      5.17%** due 9/01/2024                                                                4,010
                              7,250      5.34%** due 9/01/2029                                                                2,077
                     --------------------------------------------------------------------------------------------------------------
                              2,000  San Jose-Santa Clara, California, Water Financing Authority, Sewer Revenue
                                     Bonds, Series A, 5.375% due 11/15/2020 (c)                                               2,025
                     --------------------------------------------------------------------------------------------------------------
                                     San Juan, California, Unified School District, GO:
                              3,955      5.625% due 8/01/2018 (c)                                                             4,372
                              3,830      5.625% due 8/01/2019 (c)                                                             4,234
                              4,250      (Election of 2002), 5% due 8/01/2028 (b)                                             4,434
                     --------------------------------------------------------------------------------------------------------------

MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of September 30, 2005                  (in Thousands)

                               Face
                             Amount  Municipal Bonds                                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $        7,740  San Mateo, California, Redevelopment Agency, Merged Area Tax Allocation
                                     Refunding Bonds, Series A, 5% due 8/01/2030 (k)                                   $      8,076
                     --------------------------------------------------------------------------------------------------------------
                              2,300  San Mateo County, California, Community College District, COP, 5%
                                     due 10/01/2029 (b)                                                                       2,393
                     --------------------------------------------------------------------------------------------------------------
                              5,000  San Mateo-Foster City, California, School District, GO, 5.30%
                                     due 8/01/2029 (c)                                                                        5,338
                     --------------------------------------------------------------------------------------------------------------
                             14,000  Santa Clara, California, Redevelopment Agency, Tax Allocation Bonds (Bayshore
                                     North Project), Series A, 5.50% due 6/01/2023 (a)                                       15,139
                     --------------------------------------------------------------------------------------------------------------
                              6,050  Santa Clara, California, Subordinated Electric Revenue Bonds, Series A, 5%
                                     due 7/01/2028 (b)                                                                        6,310
                     --------------------------------------------------------------------------------------------------------------
                              9,750  Santa Clara County, California, Financing Authority, Lease Revenue Refunding
                                     Bonds, Series A, 5% due 11/15/2022 (a)                                                  10,243
                     --------------------------------------------------------------------------------------------------------------
                              9,000  Santa Fe Springs, California, Community Development, Commission Tax Allocation
                                     Refunding Bonds (Consolidated Redevelopment Project), Series A, 5%
                                     due 9/01/2022 (b)                                                                        9,417
                     --------------------------------------------------------------------------------------------------------------
                              5,110  Santa Monica, California, Redevelopment Agency, Tax Allocation Bonds
                                     (Earthquake Recovery Redevelopment Project), 6% due 7/01/2029 (a)                        5,608
                     --------------------------------------------------------------------------------------------------------------
                              2,855  Santa Rosa, California, High School District, GO (Election of 2002), 5%
                                     due 8/01/2028 (b)                                                                        2,979
                     --------------------------------------------------------------------------------------------------------------
                              4,450  Saugus, California, Unified School District, GO, Series B, 5%
                                     due 8/01/2029 (f)                                                                        4,676
                     --------------------------------------------------------------------------------------------------------------
                              5,000  Southern California Public Power Authority, Power Project Revenue Bonds
                                     (Magnolia Power Project), Series A-1, 5% due 7/01/2033 (a)                               5,198
                     --------------------------------------------------------------------------------------------------------------
                              1,570  Southwestern Community College District, California, GO, Refunding, 5.25%
                                     due 8/01/2017 (b)                                                                        1,762
                     --------------------------------------------------------------------------------------------------------------
                             13,250  Tracy, California, Area Public Facilities Financing Agency, Special Tax
                                     Refunding Bonds (Community Facilities District Number 87-1),
                                     Series H, 5.875% due 10/01/2019 (b)                                                     13,877
                     --------------------------------------------------------------------------------------------------------------
                              5,135  Tracy, California, Operating Partnership Joint Powers Authority, Senior Lien
                                     Revenue Bonds, Series A, 4.40% due 8/01/2023 (a)                                         5,035
                     --------------------------------------------------------------------------------------------------------------
                              6,655  Turlock, California, Public Finance Authority, Sewer Revenue Bonds, Series A,
                                     5% due 9/15/2033 (c)                                                                     6,930
                     --------------------------------------------------------------------------------------------------------------
                              7,475  University of California, COP, Series A, 5.25% due 11/01/2007 (a)(i)                     7,898
                     --------------------------------------------------------------------------------------------------------------
                              9,875  University of California, Hospital Revenue Bonds
                                     (University of California Medical Center), 5.75% due 7/01/2006 (a)(i)                   10,186
                     --------------------------------------------------------------------------------------------------------------
                              1,410  University of California Revenue Bonds, Series K, 5.25% due 9/01/2024 (c)                1,493
                     --------------------------------------------------------------------------------------------------------------
                             16,000  University of California, Revenue Refunding Bonds (Multiple Purpose Projects),
                                     Series E, 5.125% due 9/01/2020 (b)                                                      16,667
                     --------------------------------------------------------------------------------------------------------------
                                     Vista, California, Unified School District, GO:
                             10,000      Series A, 5.25% due 8/01/2025 (f)                                                   10,778
                              2,550      Series B, 5% due 8/01/2028 (c)                                                       2,661
                     --------------------------------------------------------------------------------------------------------------
                              6,075  Washington, California, Unified School District (Yolo County), Capital
                                     Appreciation, GO (Election of 2004), Series A, 4.98%**
                                     due 8/01/2029(c)                                                                         1,906
                     --------------------------------------------------------------------------------------------------------------
                              5,825  West Contra Costa, California, Unified School District, Capital Appreciation,
                                     GO (Election of 2002), Series C, 4.98%** due 8/01/2029 (c)                               1,829
                     --------------------------------------------------------------------------------------------------------------
                              6,690  West Contra Costa, California, Unified School District, GO (Election of 2002),
                                     Series B, 5% due 8/01/2032 (f)                                                           6,936
                     --------------------------------------------------------------------------------------------------------------
                              3,145  Yorba Linda, California, Redevelopment Agency, Redevelopment Project Tax
                                     Allocation Revenue Bonds (Subordinate Lien), Series B, 5% due 9/01/2032 (a)              3,302
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 4.9%                   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
                                     Capital Appreciation Revenue Bonds, Series A:
                             15,000      4.60%** due 7/01/2030 (c)                                                            4,688
                              5,400      4.67% due 7/01/2035 (a)                                                              1,316
                             12,400      4.77% due 7/01/2042 (c)                                                              2,122
                             10,000      4.77% due 7/01/2044 (a)                                                              1,550
                     --------------------------------------------------------------------------------------------------------------

MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of September 30, 2005                  (in Thousands)

                               Face
                             Amount  Municipal Bonds                                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                     Puerto Rico Electric Power Authority, Power Revenue Bonds:
                     $       11,215      Series HH, 5.30% due 7/01/2020 (f)                                            $     12,083
                              7,880      Series NN, 5.125% due 7/01/2029                                                      8,251
-----------------------------------------------------------------------------------------------------------------------------------
                                     Total Municipal Bonds  (Cost - $936,517) - 160.7%                                      986,943
-----------------------------------------------------------------------------------------------------------------------------------

                             Shares
                               Held  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                 68  CMA California Municipal Money Fund ***                                                     68
-----------------------------------------------------------------------------------------------------------------------------------
                                     Total Short-Term Securities  (Cost - $68) - 0.0%                                            68
-----------------------------------------------------------------------------------------------------------------------------------
                                     Total Investments (Cost - $936,585*) - 160.7%                                          987,011

                                     Other Assets Less Liabilities - 2.8%                                                    17,131

                                     Preferred Stock, at Redemption Value - (63.5%)                                        (390,105)
                                                                                                                       ------------
                                     Net Assets Applicable to Common Stock - 100.0%                                    $    614,037
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

                Aggregate cost                                      $   936,594
                                                                    ===========
                Gross unrealized appreciation                       $    51,921
                Gross unrealized depreciation                            (1,504)
                                                                    -----------
                Net unrealized appreciation                         $    50,417
                                                                    ===========

** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
*** Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

     --------------------------------------------------------------------------
                                                  Net                  Dividend
     Affiliate                                 Activity                  Income
     --------------------------------------------------------------------------
     CMA California Municipal Money Fund          13                $        15
     --------------------------------------------------------------------------

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c)   FGIC Insured.
(d)   FHA Insured.
(e)   Connie Lee Insured.
(f)   FSA Insured.
(g) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(h) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(i)   Prerefunded.
(j)   Escrowed to maturity.
(k)   XL Capital Insured.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item  3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniHoldings California Insured Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniHoldings California Insured Fund, Inc.

Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniHoldings California Insured Fund, Inc.

Date: November 17, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    MuniHoldings California Insured Fund, Inc.

Date: November 17, 2005